Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
	Land and	Data	Equipment	Leasehold	Equipment in	Power plant
	buildings	miners	and other	improvement	construction	in use	Total
Cost
December 31, 2020	$-	$5,802,789	$2,760,000	$1,040,000	$-	$-	$9,602,789
Additions	-	26,845,831 (1)	603,324	-	7,148,920	-	34,598,075
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	$-	$31,658,103	$3,363,324	$1,040,000	$7,148,920	-	$43,210,347
Additions	3,658,510	-	1,641,520	39,542	10,413,466	-	15,753,038
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
Transfer asset in use	-	-	3,218,685	-	(3,218,685)	-	-
December 31, 2022	3,658,510	30,404,111	8,223,529	1,079,542	14,343,701	-	57,709,393
Additions	827,230	1,491,668	688,868	-	-	-	3,007,766
Disposal	-	-	(499,950)	-	-	-	(499,950)
Write-off	-	-	(1,363,941)	-	-	-	(1,363,941)
Transfer asset in use	-	-	14,343,701	-	(14,343,701)	-	-
Acquired in business combination (note 4)	530,000	-	-	-	-	4,643,800	5,173,800
December 31, 2023	$5,015,740	$31,895,779	$21,392,207	$1,079,542	$-	$4,643,800	$64,027,068
Accumulated depreciation
December 31, 2020	$-	$2,538,211	$479,888	$87,056	$-	$-	$3,105,155
Depreciation	-	2,272,602	577,000	104,000	-	-	2,953,602
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	$-	$3,820,296	$1,056,888	$191,056	$-	$-	$5,068,240
Depreciation	-	8,815,246	1,607,458	105,208	-	-	10,527,912
Impairment	-	1,556,000	-	-	-	-	1,556,000
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
December 31, 2022	-	12,937,550	2,664,346	296,264	-	-	15,898,160
Depreciation	-	9,825,482	4,483,977	105,318	-	327,447	14,742,224
December 31, 2023	$-	$22,763,032	$7,148,323	$401,582	$-	$327,447	$30,640,384
Net carrying value
As at December 31, 2022	$3,658,510	$17,466,561	$5,559,183	$783,278	$14,343,701	$-	$41,811,233
As at December 31, 2023	$5,015,740	$9,132,747	$14,243,884	$677,960	$-	$4,316,353	$33,386,684

(1)	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.